JPMORGAN SPECIALTY FUNDS

JPMorgan Intrepid Long/Short Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated August 17, 2006
to the Class A, Class C and Select Class Prospectuses dated January 31, 2006

The following replaces the footnotes 1 and 2 to the Fees and Expenses table on page 4 of the Select Class prospectus:

1	“Other Expenses” are based on estimated amounts for the current fiscal year and do not reflect dividend expenses on securities sold short or interest expenses.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding dividend expenses on securities sold short, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50% of its average daily net assets through 10/31/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

The following replaces the footnotes 1 and 2 to the Fees and Expenses table on page 4 of the Class A and Class C prospectus:

1	“Other Expenses” are based on estimated amounts for the current fiscal year and do not reflect dividend expenses on securities sold short or interest expenses.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding dividend expenses on securities sold short, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% and 2.25%, respectively, of its average daily net assets through 10/31/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ILS2-806

JPMORGAN SPECIALTY FUNDS

JPMorgan U.S. Large Cap Core Plus Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated August 17, 2006
to the Class A and Class C, Select Class and Institutional Class Prospectuses dated
September 30, 2005 and to the R Class Prospectus dated May 5, 2006

Effective immediately the following paragraph replaces the second paragraph in the section entitled “How To Do Business with the Fund(s) — Who can buy shares?” of the R Class Prospectus:

Shares may also be purchased by 401(k) and other defined contribution plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

The following replaces the footnotes 1 and 2 to the Fees and Expenses table on page 5 of the Select Class prospectus:

1	“Other Expenses” are based on estimated amounts for the current fiscal year and do not reflect dividend expenses on securities sold short or interest expenses.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding dividend expenses on securities sold short, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25% of its average daily net assets through 2/28/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

The following replaces the footnotes 1 and 2 to the Fees and Expenses table on page 5 of the Institutional Class prospectus:

1	“Other Expenses” are based on estimated amounts for the current fiscal year and do not reflect dividend expenses on securities sold short or interest expenses.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Institutional Class Shares (excluding dividend expenses on securities sold short, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.10% of its average daily net assets through 2/28/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

The following replaces footnotes 1 and 2 to the Fees and Expenses table on page 5 of the Class A and Class C prospectus:

1	“Other Expenses” are based on estimated amounts for the current fiscal year and do not reflect dividend expenses on securities sold short or interest expenses.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding dividend expenses on securities sold short, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.50% and 2.00%, respectively, of its average daily net assets through 2/28/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USLCCP2-806